AdvisorOne Funds Quarterly Report
Schedule of Investments - CLS Global Aggressive Equity Fund (Unaudited)
July 31, 2019

	Shares	Fair Value
Equity Funds - 99.89%
Commodity Funds - 1.23%
Invesco DB Agriculture Fund +	65,000	$1,036,100
Teucrium Corn Fund *	50,000	793,000
		1,829,100
Developed International - 19.93%
Davis Select International ETF	320,000	5,644,800
iShares Edge MSCI International Momentum Factor ETF +	240,000	7,034,400
iShares Edge MSCI International Value Factor ETF +	383,000	8,644,310
iShares MSCI Australia ETF +	164,500	3,686,445
iShares MSCI Turkey ETF +	61,000	1,592,100
iShares MSCI United Kingdom ETF	99,000	3,122,460
		29,724,515
Emerging Markets - 16.19%
Hartford Multifactor Emerging Markets ETF	177,000	4,041,299
Invesco FTSE RAFI Emerging Markets ETF	294,000	6,159,300
iShares MSCI All Country Asia ex Japan ETF +	121,000	8,211,060
iShares MSCI India ETF	63,304	2,089,032
SPDR S&P Emerging Asia Pacific ETF	38,000	3,634,320
		24,135,011
Global - 6.46%
Cambria Global Value ETF	232,100	5,400,967
Global X Funds Global X Social Media ETF *	25,000	845,250
iShares Global Clean Energy ETF	315,000	3,379,950
		9,626,167
Large Cap Core - 16.33%
Invesco S&P 500 Equal Weight Consumer Staples ETF	20,000	2,716,400
VanEck Vectors Morningstar Wide Moat ETF +	271,000	13,417,210
VanEck Vectors Pharmaceutical ETF +	143,000	8,215,350
		24,348,960
Large Cap Growth - 20.68%
Fidelity Momentum Factor ETF	158,000	5,667,460
First Trust Cloud Computing ETF	100,000	5,866,000
Invesco Dynamic Biotechnology & Genome ETF	100,000	5,293,000
iShares PHLX Semiconductor ETF +	25,500	5,344,290
VanEck Vectors Gold Miners ETF	28,000	742,000
VanEck Vectors Retail ETF ^ +	72,000	7,926,480
		30,839,230
Large Cap Value - 8.28%
Fidelity Value Factor ETF +	148,000	5,120,800
iShares U.S. Financial Services ETF	52,000	7,220,200
		12,341,000
Real Estate - 0.53%
IQ US Real Estate Small Cap ETF	32,000	798,720

Small/Mid Cap Growth - 5.06%
ARK Innovation ETF	70,448	3,413,910
SPDR S&P Oil & Gas Exploration & Production ETF +	165,000	4,129,950
		7,543,860
Small/Mid Cap Value - 5.20%
iShares U.S. Insurance ETF	61,000	4,388,950
Legg Mason Small-Cap Quality Value ETF ^	50,000	1,323,500
US Global Jets ETF +	67,000	2,041,490
		7,753,940

Total Equity Funds (cost $129,062,968)		148,940,503

Refer to the Notes to Financial Statements in this report for further information regarding the values set forth above.

AdvisorOne Funds Quarterly Report
Schedule of Investments - CLS Global Aggressive Equity Fund (Unaudited) (Continued)
July 31, 2019

	Shares	Fair Value
Money Market Fund - 0.21%
Short-Term Cash - 0.21%
Federated Government Obligations Fund Institutional Class, 2.21% **	317,067	$317,067
Total Money Market Fund (cost $317,067)		317,067

Collateral for Securities Loaned - 24.10%
Dreyfus Government Cash Management Institutional Class, 2.04% **	2,908,767	2,908,767
Milestone Treasury Obligations Fund Institutional Class, 2.21% ** !	33,025,000	33,025,000
Total Collateral for Securities Loaned (cost $35,933,767)		35,933,767

Total Investments (cost $165,313,802) - 124.20%		$185,191,337
Liabilities in Excess of Other Assets - Net - (24.20)%		(36,088,602)
NET ASSETS - 100.00%		$149,102,735

+	All or a portion of this security is on loan. Total loaned securities had a value of $35,916,873 at July 31, 2019. The loaned securities were secured with cash collateral of $35,933,767 and non-cash collateral of $881,991. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Fund at the Fund’s custodian. The Fund cannot pledge or resell the collateral.

*	Non-income producing security.

**	Money Market Fund; Interest rate reflects seven-day effective yield on July 31, 2019.

^	Affiliated issuer due to ownership.

!	Affiliated issuer due to 5% ownership and related management.

DB - Deutsche Bank

ETF - Exchange Traded Fund

FTSE - Financial Times and Stock Exchange

MSCI - Morgan Stanley Capital International

PHLX - Philadelphia Stock Exchange

RAFI - Research Affiliates Fundamental Indexation

SPDR - Standard & Poor’s Depositary Receipts

Refer to the Notes to Financial Statements in this report for further information regarding the values set forth above.

AdvisorOne Funds Quarterly Report
Schedule of Investments - CLS Global Diversified Equity Fund (Unaudited)
July 31, 2019

	Shares	Fair Value
Equity Funds - 100.08%
Commodity Funds - 5.40%
Invesco DB Commodity Index Tracking Fund +	1,149,000	$17,866,950
Teucrium Corn Fund + *	155,000	2,458,300
Teucrium Wheat Fund + *	225,000	1,194,750
WisdomTree Continuous Commodity Index Fund + *	125,000	2,191,250
		23,711,250
Developed International - 8.98%
Franklin FTSE Canada ETF ^ +	26,000	650,400
Franklin FTSE United Kingdom ETF ^ +	139,525	3,258,551
iShares MSCI Canada ETF	250,000	7,097,500
iShares MSCI Hong Kong ETF	103,000	2,559,550
iShares MSCI Spain ETF +	75,000	2,058,000
iShares MSCI Turkey ETF +	70,000	1,827,000
iShares MSCI United Kingdom ETF	74,400	2,346,576
Schwab International Small-Cap Equity ETF	130,700	4,177,172
Vanguard FTSE Europe ETF	194,000	10,373,180
VictoryShares USAA MSCI International Value Momentum ETF	115,000	5,086,082
		39,434,011
Emerging Markets - 31.78%
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	574,000	18,494,280
Invesco DWA Emerging Markets Markets Momentum ETF	50,500	899,910
Invesco FTSE RAFI Emerging Markets ETF	250,000	5,237,500
iShares Edge MSCI Min Vol Emerging Markets ETF	103,500	5,983,335
iShares MSCI Emerging Markets Small-Cap ETF	95,800	4,136,644
iShares MSCI Russia ETF	165,500	6,466,085
iShares MSCI Taiwan ETF	72,600	2,560,602
Schwab Fundamental Emerging Markets Large Company Index ETF +	951,400	26,800,938
SPDR S&P Emerging Asia Pacific ETF	192,000	18,362,880
SPDR S&P Emerging Markets Dividend ETF ^	1,375,000	43,725,000
VanEck Vectors Russia ETF	101,300	2,381,563
WisdomTree Emerging Markets Quality Dividend Growth Fund ^ +	185,500	4,477,970
		139,526,707
Global - 14.31%
Cambria Global Value ETF	136,864	3,184,825
Davis Select Worldwide ETF +	100,000	2,344,000
Global X FinTech ETF	150,000	4,587,000
iShares Exponential Technologies ETF	735,000	28,451,850
iShares Global Clean Energy ETF	400,000	4,292,000
iShares Global Healthcare ETF +	328,000	19,942,400
		62,802,075
Large Cap Core - 14.02%
Davis Select Financial ETF ^	1,000,000	23,710,000
ERShares Entrepreneur 30 ETF	204,072	3,641,726
iShares Edge MSCI USA Momentum Factor ETF +	24,500	2,957,885
John Hancock Multi-Factor Health Care ETF ^	300,000	10,182,750
SPDR SSGA Gender Diversity Index ETF +	145,000	10,806,850
Vanguard Dividend Appreciation ETF +	87,000	10,242,510
		61,541,721
Large Cap Growth - 11.48%
ClearBridge All Cap Growth ETF	50,000	1,623,000
Fidelity MSCI Information Technology Index ETF	56,000	3,613,680
iShares Edge MSCI USA Quality Factor ETF	348,557	32,321,691
SPDR MFS Systematic Growth Equity ETF ^	150,000	12,817,695
		50,376,066
Large Cap Value - 8.87%
DBX ETF Trust - Xtrackers Russell 1000 US Quality at a Reasonable Price ETF +	150,000	4,140,000
Invesco Russell 1000 Yield Factor ETF ^	35,000	948,556
iShares Edge MSCI USA Value Factor ETF	250,000	20,622,500
John Hancock Multifactor Consumer Staples ETF ^ +	220,000	6,198,060
SPDR S&P Global Natural Resources ETF	157,500	7,024,500
		38,933,616
Real Estate - 2.72%
FlexShares Global Quality Real Estate Index Fund +	127,000	8,088,719
Hartford Multifactor REIT ETF ^	250,000	3,855,250
		11,943,969
Small/Mid Cap Growth - 2.52%
SPDR S&P Kensho New Economies Composite ETF ^ +	325,000	11,068,395

Total Equity Funds (cost $384,384,558)		439,337,810

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Quarterly Report
Schedule of Investments - CLS Global Diversified Equity Fund (Unaudited) (Continued)
July 31, 2019

	Shares	Fair Value
Collateral for Securities Loaned - 4.56%
Dreyfus Government Cash Management Institutional Class, 2.04% **	1,576,800	$1,576,800
Milestone Treasury Obligations Fund Institutional Class, 2.21% ** !	18,433,500	18,433,500
Total Collateral for Securities Loaned (cost $20,010,300)		20,010,300

Total Investments (cost $404,394,858) - 104.64%		$459,348,110
Liabilities in Excess of Other Assets - Net - (4.64)%		(20,365,934)
NET ASSETS - 100.00%		$438,982,176

+	All or a portion of this security is on loan. Total loaned securities had a value of $24,627,017 at July 31, 2019. The loaned securities were secured with cash collateral of $20,010,300 and non-cash collateral of $5,205,250. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Fund at the Fund’s custodian, The Fund cannot pledge or resell the collateral.

*	Non-income producing security.

**	Money Market Fund; Interest rate reflects seven-day effective yield on July 31, 2019.

^	Affiliated issuer due to 5% ownership.

!	Affiliated issuer due to 5% ownership and related management.

DB - Deutsche Bank

DWA - Dorsey Wright & Associates

ETF - Exchange Traded Fund

FTSE - Financial Times Stock Exchange

MFS - Massachusetts Financial Services Co.

MSCI - Morgan Stanley Capital International

RAFI - Research Affiliates

REIT - Real Estate Investment Trust

SPDR - Standard & Poor’s Depositary Receipts

SSGA - State Street Global Advisors

USAA - United Services Automobile Association

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Quarterly Report
Schedule of Investments - CLS Growth and Income Fund (Unaudited)
July 31, 2019

	Shares	Fair Value
Bond Funds - 37.38%
High Yield Bonds - 1.23%
SPDR Blackstone / GSO Senior Loan ETF	110,000	$5,111,700

Intermediate/Long Term Bonds - 24.59%
Fidelity Total Bond ETF +	664,963	33,953,011
First Trust TCW Opportunistic Fixed Income ETF +	380,000	19,680,200
iShares 3-7 Year Treasury Bond ETF	17,000	2,130,950
iShares 7-10 Year Treasury Bond ETF	47,000	5,163,890
iShares TIPS Bond ETF	12,300	1,417,452
PIMCO Active Bond Exchange-Traded Fund	117,500	12,659,450
Schwab US TIPS ETF	220,381	12,400,839
SPDR Doubleline Total Return Tactical ETF +	296,922	14,501,670
		101,907,462
International Bond - 1.96%
Invesco Emerging Markets Sovereign Debt ETF	206,429	6,050,434
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF +	60,000	2,076,000
		8,126,434
Short Term Bonds - 9.60%
iShares 1-3 Year Treasury Bond ETF +	93,000	7,865,010
Janus Henderson Short Duration Income ETF	140,000	6,993,000
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	204,257	20,783,150
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	135,000	4,149,900
		39,791,060

Total Bond Funds (cost $150,876,576)		154,936,656

Equity Funds - 62.00%
Alternative - 2.02%
IQ Merger Arbitrage ETF + *	146,874	4,669,124
JPMorgan Diversified Alternatives ETF *	150,000	3,699,120
		8,368,244
Commodity Funds - 8.04%
Invesco DB Agriculture Fund +	500,000	7,970,000
Invesco DB Commodity Index Tracking Fund +	1,631,200	25,365,160
		33,335,160
Developed International - 9.01%
Davis Select International ETF +	55,000	970,200
Franklin FTSE Canada ETF + ^	10,000	250,154
Goldman Sachs ActiveBeta International Equity ETF +	225,000	6,333,750
iShares MSCI EAFE Value ETF	275,000	12,853,500
iShares MSCI Turkey ETF +	45,000	1,174,500
SPDR Solactive Canada ETF ^	75,000	4,435,388
Vanguard FTSE Europe ETF	211,500	11,308,905
		37,326,397
Emerging Markets - 8.42%
Invesco FTSE RAFI Emerging Markets ETF	822,800	17,237,660
iShares Core MSCI Emerging Markets ETF	175,200	8,791,536
iShares MSCI China ETF +	20,000	1,169,400
iShares MSCI Mexico ETF +	30,896	1,275,078
iShares MSCI Russia ETF	87,000	3,399,090
Morgan Stanley China A Share Fund, Inc.	139,520	3,022,003
		34,894,767
Global - 11.17%
Davis Select Worldwide ETF	100,000	2,344,000
FlexShares Global Upstream Natural Resources Index Fund	470,000	15,218,600
Global X FinTech ETF	100,000	3,058,000
iShares Exponential Technologies ETF	345,000	13,354,950
iShares Global Clean Energy ETF +	270,000	2,897,100
iShares Global Healthcare ETF +	155,000	9,424,000
		46,296,650
Large Cap Core - 3.52%
Invesco S&P 500 Equal Weight Consumer Staples ETF +	65,000	8,828,300
VanEck Vectors Pharmaceutical ETF +	100,000	5,745,000
		14,573,300

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Quarterly Report
Schedule of Investments - CLS Growth and Income Fund (Unaudited) (Continued)
July 31, 2019

	Shares	Fair Value
Large Cap Growth - 5.12%
Invesco Dynamic Biotechnology & Genome ETF	55,000	$2,911,150
iShares Edge MSCI USA Quality Factor ETF	197,613	18,324,654
		21,235,804
Large Cap Value - 8.01%
Financial Select Sector SPDR Fund	50,607	1,429,648
iShares Edge MSCI USA Value Factor ETF +	385,200	31,775,148
		33,204,796
Real Estate - 2.38%
FlexShares Global Quality Real Estate Index Fund +	84,213	5,363,585
Schwab U.S. REIT ETF +	100,000	4,515,000
		9,878,585
Small/Mid Cap Core - 0.92%
Schwab Fundamental U.S. Small Company Index ETF +	100,000	3,822,000

Small/Mid Cap Growth - 0.80%
SPDR S&P Homebuilders ETF +	80,000	3,332,000

Small/Mid Cap Value - 2.59%
Alerian MLP ETF +	957,500	9,412,225
Invesco Solar ETF +	44,093	1,301,184
		10,713,409

Total Equity Funds (cost $234,343,935)		256,981,112

Money Market Fund - 0.68%
Short-Term Cash - 0.68%
Federated Government Obligations Fund Institutional Class, 2.21% **	2,825,320	2,825,320
Total Money Market Fund (cost $2,825,320)		2,825,320

Collateral for Securities Loaned - 9.73%
Dreyfus Government Cash Management Institutional Class, 2.04% **	3,240,031	3,240,031
Milestone Treasury Obligations Fund Institutional Class, 2.21% ** !	37,056,900	37,056,900
Total Collateral for Securities Loaned (cost $40,296,931)		40,296,931

Total Investments (cost $428,342,762) - 109.79%		$455,040,019
Liabilities in Excess of Other Assets - Net - (9.79)%		(40,571,231)
NET ASSETS - 100.00%		$414,468,788

+	All or a portion of this security is on loan. Total loaned securities had a value of $56,405,419 at July 31, 2019. The loaned securities were secured with cash collateral of $40,296,931 and non-cash collateral of $21,082,023. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Fund at the Fund’s custodian, The Fund cannot pledge or resell the collateral.

*	Non-income producing security.

**	Money Market Fund; Interest rate reflects seven-day effective yield on July 31, 2019.

^	Affiliated issuer due to 5% ownership.

!	Affiliated issuer due to 5% ownership and related management.

DB - Deutsche Bank

EAFE - Europe, Australasia, Far East

ETF - Exchange Traded Fund

FTSE - Financial Times Stock Exchange

MLP - Master Limited Partnership

MSCI - Morgan Stanley Capital International

RAFI - Research Affiliates

REIT - Real Estate Investment Trust

SPDR - Standard & Poor’s Depositary Receipts

TIPS - Treasury Inflation-Protected Securities

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Quarterly Report
Schedule of Investments - CLS Flexible Income Fund (Unaudited)
July 31, 2019

	Shares	Fair Value
Bond Funds - 82.07%
High Yield Bonds - 14.55%
BlackRock Corporate High Yield Fund, Inc.	78,416	$834,346
iShares iBoxx High Yield Corporate Bond ETF	58,080	5,048,894
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund +	56,295	5,629,500
SPDR Blackstone / GSO Senior Loan ETF	301,216	13,997,507
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	216,775	5,885,441
		31,395,688
Intermediate/Long Term Bonds - 47.94%
iShares 20+ Year Treasury Bond ETF +	46,100	6,126,229
iShares 3-7 Year Treasury Bond ETF	107,300	13,450,055
iShares 7-10 Year Treasury Bond ETF +	38,000	4,175,060
iShares Broad USD Investment Grade Corporate Bond ETF	66,900	3,819,990
iShares Core U.S. Aggregate Bond ETF	44,426	4,944,614
iShares Intermediate-Term Corporate Bond ETF	180,760	10,303,320
iShares TIPS Bond ETF	19,617	2,260,663
Nuveen Enhanced Yield US Aggregate Bond ETF	66,400	1,623,135
PIMCO Active Bond Exchange-Traded Fund +	166,909	17,982,776
SPDR Doubleline Total Return Tactical ETF	433,619	21,177,952
Vanguard Intermediate-Term Corporate Bond ETF	117,483	10,553,498
Vanguard Mortgage-Backed Securities ETF	41,000	2,170,950
Vanguard Total Bond Market ETF	58,485	4,854,255
		103,442,497
International Bond - 6.06%
Invesco Emerging Markets Sovereign Debt ETF	246,371	7,221,134
iShares JP Morgan EM Local Currency Bond ETF	27,400	1,269,442
iShares JP Morgan USD Emerging Markets Bond ETF	40,350	4,586,988
		13,077,564
Preferred Security - 1.50%
iShares Preferred & Income Securities ETF	86,775	3,241,046

Short-Term Bonds - 12.02%
Janus Henderson Short Duration Income ETF	184,000	9,190,800
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	164,522	16,740,114
		25,930,914

Total Bond Funds (cost $175,039,500)		177,087,709

Equity Funds - 15.46%
Alternative - 2.66%
IQ Merger Arbitrage ETF *	180,731	5,745,439

Commodity Funds - 0.59%
United States Commodity Index Fund + *	35,500	1,272,320

Developed International - 1.74%
iShares MSCI EAFE Value ETF	62,000	2,897,880
JPMorgan Diversified Return International Equity ETF	16,100	853,300
		3,751,180
Emerging Markets - 1.62%
iShares China Large-Cap ETF	27,000	1,109,700
Vanguard FTSE Emerging Markets ETF	57,000	2,380,320
		3,490,020
Global - 1.78%
iShares Exponential Technologies ETF	70,300	2,721,313
iShares Global Healthcare ETF	18,600	1,130,880
		3,852,193
Large Cap Core - 2.98%
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	37,300	2,232,405
iShares Core S&P 500 ETF	14,010	4,192,212
		6,424,617
Large Cap Value - 2.76%
Fidelity MSCI Financials Index ETF	62,000	2,554,400
Vanguard High Dividend Yield ETF	17,000	1,496,170
Vanguard Value ETF	17,105	1,913,023
		5,963,593

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Quarterly Report
Schedule of Investments - CLS Flexible Income Fund (Unaudited) (Continued)
July 31, 2019

	Shares	Fair Value
Small/Mid Cap Core - 0.60%
Royce Value Trust, Inc.	91,805	$1,290,778

Small/Mid Cap Value - 0.73%
Alerian MLP ETF +	159,500	1,567,885

Total Equity Funds (cost $32,041,758)		33,358,025

	Principal ($)
U.S. Government and Agency Obligations - 2.40%
Fannie Mae Pool, 3.50% due 12/01/2030	$144,895	150,565
Fannie Mae Pool, 3.50% due 07/01/2032	325,819	338,555
Fannie Mae Pool, 4.00% due 02/01/2040	180,370	191,300
Fannie Mae Pool, 4.00% due 10/01/2040	142,963	151,613
Fannie Mae Pool, 4.00% due 06/01/2041	305,765	324,326
Fannie Mae Pool, 4.00% due 09/01/2041	304,205	322,624
Fannie Mae Pool, 4.00% due 12/01/2041	200,820	213,008
Fannie Mae Pool, 5.00% due 11/01/2039	168,693	184,174
Fannie Mae Pool, 5.00% due 02/01/2040	224,413	245,009
Fannie Mae Pool, 5.50% due 12/01/2039	100,943	111,650
Fannie Mae Pool, 5.50% due 04/01/2040	112,718	124,733
Fannie Mae Pool, 6.00% due 12/01/2035	156,057	177,541
Fannie Mae Pool, 6.00% due 12/01/2038	53,901	61,220
Federal Home Loan Mortgage Corp, 2.00% due 03/12/2020	1,000,000	999,259
Federal National Mortgage Association, 2.00% due 08/28/2020	1,000,000	999,460
Freddie Mac Gold Pool, 4.50% due 02/01/2041	175,771	189,889
Freddie Mac Gold Pool, 5.50% due 06/01/2034	133,817	149,763
Freddie Mac Gold Pool, 6.00% due 05/01/2037	46,086	52,503
Freddie Mac Gold Pool, 6.50% due 04/01/2039	67,145	77,113
Government National Mortgage Association, 3.50% due 07/16/2039	56,265	57,242
Government National Mortgage Association, 4.00% due 02/20/2039	61,158	61,990
Total U.S. Government and Agency Obligations (cost $5,085,525)		5,183,537

	Shares
Money Market Fund - 0.14%
Short-Term Cash - 0.14%
Federated Government Obligations Fund Institutional Class, 2.21% **	306,141	306,141
Total Money Market Fund (cost $306,141)		306,141

Collateral for Securities Loaned - 1.42%
Dreyfus Government Cash Management Institutional Class, 2.04% **	242,391	242,391
Milestone Treasury Obligations Fund Institutional Class, 2.21% ** !	2,823,800	2,823,800
Total Collateral for Securities Loaned (cost $3,066,191)		3,066,191

Total Investments (cost $215,539,115) - 101.49%		$219,001,603
Liabilities in Excess of Other Assets - Net - (1.49)%		(3,214,169)
NET ASSETS - 100.00%		$215,787,434

+	All or a portion of this security is on loan. Total loaned securities had a value of $8,992,105 at July 31, 2019. The loaned securities were secured with cash collateral of $3,066,191 and non-cash collateral of $6,136,954. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Fund at the Fund’s custodian, The Fund cannot pledge or resell the collateral.

*	Non-income producing security.

**	Money Market Fund; Interest rate reflects seven-day effective yield on July 31, 2019.

!	Affiliated issuer due to 5% ownership and related management.

EAFE - Europe, Australasia, Far East

EM - Emerging Markets

ETF - Exchange Traded Fund

FTSE - Financial Times Stock Exchange

MLP - Master Limited Partnership

MSCI - Morgan Stanley Capital International

SPDR - Standard & Poors’ Depositary Receipts

TIPS - Treasury Inflation-Protected Security

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Quarterly Report
Schedule of Investments - CLS Shelter Fund (Unaudited)
July 31, 2019

	Shares	Fair Value
Equity Funds - 98.94%
Developed International - 10.26%
Hartford Multifactor Developed Markets ex-US ETF	803,000	$22,138,710

Emerging Markets - 11.08%
Invesco FTSE RAFI Emerging Markets ETF	653,100	13,682,445
iShares MSCI All Country Asia ex Japan ETF +	150,700	10,226,502
		23,908,947
Global - 10.48%
iShares Exponential Technologies ETF	584,300	22,618,253

Large Cap Core - 30.87%
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	559,300	33,474,105
Invesco Russell 1000 Dynamic Multifactor ETF	1,098,600	33,133,776
		66,607,881
Large Cap Value - 5.14%
iShares Edge MSCI USA Value Factor ETF	134,400	11,086,656

Low Volatility Equities - 15.31%
Invesco S&P 500 Low Volatility ETF +	200,870	11,156,320
iShares Edge MSCI Min Vol Global ETF +	118,500	10,903,185
iShares Edge MSCI Min Vol USA ETF +	175,000	10,983,000
		33,042,505
Real Estate - 5.04%
Vanguard Global ex-U.S. Real Estate ETF	188,100	10,868,418

Small/Mid Cap Core - 10.76%
John Hancock Multi-Factor Mid Cap ETF +	627,200	23,212,672

Total Equity Funds (cost $210,209,103)		213,484,042

Money Market Fund - 1.16%
Short-Term Cash - 1.16%
Federated Prime Cash Obligations Fund Institutional Class, 2.21% *	2,501,679	2,501,679
Total Money Market Fund (cost $2,501,679)		2,501,679

Collateral for Securities Loaned - 4.93%
Dreyfus Government Cash Management Institutional Class, 2.04% *	841,578	841,578
Milestone Treasury Obligations Fund Institutional Class, 2.21% * !	9,798,400	9,798,400
Total Collateral for Securities Loaned (cost $10,639,978)		10,639,978

Total Investments (cost $223,350,760) - 105.03%		$226,625,699
Liabilities in Excess of Other Assets - Net - (5.03)%		(10,857,297)
NET ASSETS - 100.00%		$215,768,402

+	All or a portion of this security is on loan. Total loaned securities had a value of $17,812,090 at July 31, 2019. The loaned securities were secured with cash collateral of $10,639,978, and non cash collateral of $7,559,258. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Fund at the Fund’s custodian. The Fund cannot pledge or resell the collateral.

*	Money Market Fund; Interest rate reflects seven-day effective yield on July 31, 2019.

!	Affiliated issuer due to 5% ownership and related management.

ETF - Exchange Traded Fund

FTSE - Financial Times Stock Exchange

MSCI - Morgan Stanley Capital International

RAFI - Research Affiliates

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Quarterly Report
Schedule of Investments - CLS Strategic Global Equity Fund (Unaudited)
July 31, 2019

	Shares	Fair Value
Equity Funds - 99.52%
Developed International - 30.71%
John Hancock MultiFactor Developed International ETF	27	$746
Vanguard FTSE All World ex-US Small-Cap ETF	5	515
Vanguard FTSE Developed Markets ETF	91	3,718
Vanguard FTSE Europe ETF	16	856
Vanguard FTSE Pacific ETF	12	782
Vanguard International Dividend Appreciation ETF	5	334
Vanguard International High Dividend Yield ETF	17	1,015
		7,966
Emerging Markets - 7.08%
John Hancock Multifactor Emerging Markets ETF	20	499
Vanguard FTSE Emerging Markets ETF	32	1,336
		1,835
Large Cap Core - 6.95%
John Hancock Multi-Factor Health Care ETF	19	645
John Hancock Multifactor Industrials ETF	8	299
John Hancock Multi-Factor Large Cap ETF	21	806
Vanguard ESG US Stock ETF	1	53
		1,803
Large Cap Growth - 21.67%
John Hancock Multi-Factor Consumer Discretionary ETF	14	474
John Hancock Multi-Factor Technology ETF	15	767
Vanguard Growth ETF	4	669
Vanguard Mega Cap Growth ETF	28	3,711
		5,621
Large Cap Value - 24.69%
John Hancock Multifactor Consumer Staples ETF	13	366
John Hancock Multifactor Energy ETF	10	244
John Hancock Multi-Factor Financials ETF	17	661
John Hancock Multifactor Utilities ETF	8	256
Vanguard Communication Services ETF	2	179
Vanguard High Dividend Yield ETF	5	440
Vanguard Mega Cap Value ETF	47	3,815
Vanguard U.S. Minimum Volatility ETF	5	443
		6,404
Real Estate - 0.67%
Vanguard Global ex-U.S. Real Estate ETF	3	173

Small/Mid Cap Core - 5.07%
John Hancock Multifactor Materials ETF	8	263
John Hancock Multi-Factor Mid Cap ETF	14	518
John Hancock Multifactor Small Cap ETF	20	534
		1,315
Small/Mid Cap Core - 2.68%
Vanguard Mid-Cap Growth ETF	1	152
Vanguard Small-Cap Growth ETF	2	379
Vanguard US Momentum Factor ETF	1	84
Vanguard Wellington Fund-Vanguard US Quality Factor ETF	1	81
		696

Total Equity Funds (cost $25,368)		25,813

Money Market Fund - 0.03%
Short-Term Cash - 0.03%
Federated Prime Cash Obligations Fund Institutional Class, 2.21% *	8	8
Total Money Market Fund (cost $8)		8

Total Investments (cost $25,376) - 99.55%		$25,821
Other Assets in Excess of Liabilities - Net - 0.45%		118
NET ASSETS - 100.00%		$25,939

*	Money Market Fund; Interest rate reflects seven-day effective yield on July 31, 2019.

ETF - Exchange Traded Fund

FTSE - Financial Times Stock Exchange

ESG - Environmental, Social, and Governance

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Quarterly Report
Schedule of Investments (Unaudited)
July 31, 2019

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

AdvisorOne Funds Quarterly Report
Schedule of Investments (Unaudited)(Continued)
July 31, 2019

If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds

The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the assets or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

AdvisorOne Funds Quarterly Report
Schedule of Investments (Unaudited)(Continued)
July 31, 2019

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of July 31, 2019 in valuing the Funds’ investments measured at fair value:

CLS Global Aggressive Equity Fund

Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$148,940,503	$—	$—	$148,940,503
Money Market Fund	317,067	—	—	317,067
Collateral for Securities Loaned	35,933,767	—	—	35,933,767
Total	$185,191,337	$—	$—	$185,191,337

CLS Global Diversified Equity Fund

Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$439,337,810	$—	$—	$439,337,810
Collateral for Securities Loaned	20,010,300	—	—	20,010,300
Total	$459,348,110	$—	$—	$459,348,110

CLS Growth and Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Bond Funds	$154,936,656	$—	$—	$154,936,656
Equity Funds	256,981,112	—	—	256,981,112
Money Market Fund	2,825,320	—	—	2,825,320
Collateral for Securities Loaned	40,296,931	—	—	40,296,931
Total	$455,040,019	$—	$—	$455,040,019

CLS Flexible Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Bond Funds	$177,087,709	$—	$—	$177,087,709
Equity Funds	33,358,025	—	—	33,358,025
U.S. Government & Agency Obligations	—	5,183,537	—	5,183,537
Money Market Fund	306,141	—	—	306,141
Collateral for Securities Loaned	3,066,191	—	—	3,066,191
Total	$213,818,066	$5,183,537	$—	$219,001,603

CLS Shelter Fund

Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$213,484,042	$—	$—	$213,484,042
Money Market Fund	2,501,679	—	—	2,501,679
Collateral for Securities Loaned	10,639,978	—	—	10,639,978
Total	$226,625,699	$—	$—	$226,625,699

AdvisorOne Funds Quarterly Report
Schedule of Investments (Unaudited)(Continued)
July 31, 2019

CLS Strategic Global Equity Fund

Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$25,813	$—	$—	$25,813
Money Market Fund	8	—	—	8
Total	$25,821	$—	$—	$25,821

*	Refer to the Portfolios of Investments for security classifications.

Exchange Traded Funds

The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Securities Lending

CLS Global Aggressive Equity Fund, CLS Global Diversified Equity Fund, CLS Growth and Income Fund, CLS Flexible Income Fund, and CLS Shelter Fund have entered into a securities lending arrangement with The Bank of New York Mellon (the “Lending Agent”). Under the terms of the agreement, the Funds are authorized to loan securities through the Lending Agent to approved third-party borrowers. In exchange, the Fund receives cash collateral in the amount of at least 102% of the value of the securities loaned. The value of securities loaned is disclosed in a footnote on the Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them.

The Lending Agent invests a portion of the cash collateral received in connection with securities lending transactions in the Milestone Treasury Obligations Fund. The Milestone Treasury Obligations Fund is deemed an affiliate of the Trust and is managed by CLS Investments, LLC. The Milestone Treasury Obligations Fund is registered under the 1940 Act as an open end investment company and is subject to Rule 2a-7 under the 1940 Act. CLS receives an investment advisory fee of up to 0.10% on an annualized basis of the average daily net assets of the Milestone Treasury Obligations Fund.

Securities Lending income is a portion of total investment income and may not continue in the future due to market conditions.

AdvisorOne Funds Quarterly Report
Schedule of Investments (Unaudited)(Continued)
July 31, 2019

The following table provides information about the Funds’ investment in the Milestone Treasury Obligations Fund for the period ended July 31, 2019:

CLS Global Aggressive Equity Fund

Change in
					Dividends		Unrealized
		Value-Beginning			Credited to	Realized Gain	Appreciation/	Value-End of	Shares held at
CUSIP	Description	of Period	Purchases	Sales Proceeds	Income	(Loss)	(Depreciation)	Period	End of Period
00764F383	Milestone Treasury Obligations Fund *	$24,324,400	$8,700,600	$—	$—	$—	$—	$33,025,000	33,025,000

CLS Global Diversified Equity Fund

Change in
					Dividends		Unrealized
		Value-Beginning			Credited to	Realized Gain	Appreciation/	Value-End of	Shares held at
CUSIP	Description	of Period	Purchases	Sales Proceeds	Income	(Loss)	(Depreciation)	Period	End of Period
00764F383	Milestone Treasury Obligations Fund *	$22,088,900	$—	$3,655,400	$—	$—	$—	$18,433,500	18,433,500

CLS Growth and Income Fund

Change in
					Dividends		Unrealized
		Value-Beginning			Credited to	Realized Gain	Appreciation/	Value-End of	Shares held at
CUSIP	Description	of Period	Purchases	Sales Proceeds	Income	(Loss)	(Depreciation)	Period	End of Period
00764F383	Milestone Treasury Obligations Fund *	$56,535,600	$—	$19,478,700	$—	$—	$—	$37,056,900	37,056,900

CLS Flexible Income Fund

Change in
					Dividends		Unrealized
		Value-Beginning			Credited to	Realized Gain	Appreciation/	Value-End of	Shares held at
CUSIP	Description	of Period	Purchases	Sales Proceeds	Income	(Loss)	(Depreciation)	Period	End of Period
00764F383	Milestone Treasury Obligations Fund *	$30,555,400	$—	$27,731,600	$—	$—	$—	$2,823,800	2,823,800

CLS Shelter Fund

Change in
					Dividends		Unrealized
		Value-Beginning			Credited to	Realized Gain	Appreciation/	Value-End of	Shares held at
CUSIP	Description	of Period	Purchases	Sales Proceeds	Income	(Loss)	(Depreciation)	Period	End of Period
00764F383	Milestone Treasury Obligations Fund *	$14,212,300	$—	$4,413,900	$—	$—	$—	$9,798,400	9,798,400

*	Related management

The identified cost of investments in securities owned by the Funds for federal income tax purposes and their respective gross unrealized appreciation and depreciation at July 31, 2019, were as follows:

	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
CLS Global Aggressive Equity Fund	$165,183,693	$21,017,714	$(1,010,070)	$20,007,644
CLS Global Diversified Equity Fund	403,144,035	57,706,833	(1,502,758)	56,204,075
CLS Growth and Income Fund	425,715,011	32,922,771	(3,597,763)	29,325,008
CLS Flexible Income Fund	214,724,998	7,284,105	(3,007,500)	4,276,605
CLS Shelter Fund	223,350,760	4,608,200	(1,333,261)	3,274,939
CLS Strategic Global Equity Fund	25,376	523	(78)	445